TRADE AND OTHER RECEIVABLES - Changes in provision of impairment of receivables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision of impairment
Beginning balance	Rp (7,363)
Provision recognized during the year (Note 27)	1,494	Rp 743	Rp 1,010
Ending balance	(9,222)	(7,363)
Provision for impairment
Provision of impairment
Beginning balance	2,990	3,048
Provision recognized during the year (Note 27)	1,494	743
Receivables written off	(153)	(801)
Ending balance	Rp 4,331	Rp 2,990	Rp 3,048